Subsequent events (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 59,250	$ 168,102	$ 159,370
Carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		59,250	168,102
New revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Principal amount		50,000	$ 50,000
Borrowing facility size		150,000
New revolving credit facility | Carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 50,000
Closing an offering | Senior notes due 2030
Disclosure of non-adjusting events after reporting period [line items]
Principal amount	$ 400,000
Interest rate (as a percent)	6.50%
Closing an offering | Senior notes due 2030 | Deferred finance costs
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 8,500
Closing an offering | New revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facility size	75,000
Accordion option	100,000
Closing an offering | New revolving credit facility | Carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 50,000